SHARE-BASED COMPENSATION - Schedule Of RSU activity (Details) - Restricted Stock Units (RSUs) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of RSU activity
Outstanding beginning balance	20,812,946	3,521,118
Granted	26,216,836	19,686,470	3,521,118
Vested	(6,109,908)	(1,959,584)
Forfeited	(1,461,262)	(435,058)
Outstanding ending balance	39,458,612	20,812,946	3,521,118
Weighted average grant-date fair value, outstanding as of December 31	$ 9.58	$ 11.23	$ 19.05